October 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of ProShares Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the Supplement dated September 19, 2016 for ProShares UltraPro Financial Select Sector and ProShares UltraPro Short Financial Select Sector, as filed under Rule 497 on September 19, 2016 (SEC Accession No. 0001193125-16-712440).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6578.

Very truly yours,

/s/ Robert J. Borzone, Jr.

Vice President